EARNINGS/(LOSS) PER SHARE - Narrative (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Vested And Unvested Shares Of Restricted Share Units, Performance Share Units, And Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	1,749,669	4,471,989	947,608	3,638,675
Unvested Performance Share Units And Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	6,197,863		5,497,086